LVIP SSGA S&P 500 Index Fund
Schedule of Investments
March 31, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.28%
Aerospace & Defense–2.05%
†Axon Enterprise, Inc.	16,100	$8,467,795
†Boeing Co.	166,789	28,445,864
General Dynamics Corp.	56,780	15,477,092
General Electric Co.	238,547	47,745,182
Howmet Aerospace, Inc.	87,960	11,411,051
Huntington Ingalls Industries, Inc.	8,500	1,734,340
L3Harris Technologies, Inc.	41,606	8,708,552
Lockheed Martin Corp.	46,502	20,772,908
Northrop Grumman Corp.	30,033	15,377,196
RTX Corp.	294,671	39,032,121
Textron, Inc.	42,722	3,086,665
TransDigm Group, Inc.	12,500	17,291,125
		217,549,891
Air Freight & Logistics–0.34%
CH Robinson Worldwide, Inc.	27,227	2,788,045
Expeditors International of Washington, Inc.	31,876	3,833,089
FedEx Corp.	49,603	12,092,219
United Parcel Service, Inc. Class B	160,524	17,656,035
		36,369,388
Automobile Components–0.03%
†Aptiv PLC	50,324	2,994,278
		2,994,278
Automobiles–1.69%
Ford Motor Co.	866,602	8,692,018
General Motors Co.	220,006	10,346,882
†Tesla, Inc.	620,300	160,756,948
		179,795,848
Banks–3.45%
Bank of America Corp.	1,472,201	61,434,948
Citigroup, Inc.	419,362	29,770,508
Citizens Financial Group, Inc.	95,400	3,908,538
Fifth Third Bancorp	150,567	5,902,227
Huntington Bancshares, Inc.	319,720	4,798,997
JPMorgan Chase & Co.	619,860	152,051,658
KeyCorp	212,794	3,402,576
M&T Bank Corp.	36,924	6,600,165
PNC Financial Services Group, Inc.	87,746	15,423,115
Regions Financial Corp.	205,314	4,461,473
Truist Financial Corp.	292,942	12,054,563
U.S. Bancorp	342,156	14,445,826
Wells Fargo & Co.	727,182	52,204,396
		366,458,990
Beverages–1.27%
Brown-Forman Corp. Class B	38,550	1,308,387
Coca-Cola Co.	854,797	61,220,561
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Beverages (continued)
Constellation Brands, Inc. Class A	35,035	$6,429,623
Keurig Dr. Pepper, Inc.	264,000	9,034,080
Molson Coors Beverage Co. Class B	39,717	2,417,574
†Monster Beverage Corp.	156,402	9,152,645
PepsiCo, Inc.	302,275	45,323,114
		134,885,984
Biotechnology–1.89%
AbbVie, Inc.	389,749	81,660,211
Amgen, Inc.	118,957	37,061,053
†Biogen, Inc.	31,349	4,289,797
Gilead Sciences, Inc.	275,049	30,819,241
†Incyte Corp.	35,000	2,119,250
†Moderna, Inc.	76,700	2,174,445
Regeneron Pharmaceuticals, Inc.	23,262	14,753,458
†Vertex Pharmaceuticals, Inc.	57,000	27,634,740
		200,512,195
Broadline Retail–3.81%
†Amazon.com, Inc.	2,089,860	397,616,764
eBay, Inc.	104,544	7,080,765
		404,697,529
Building Products–0.52%
A.O. Smith Corp.	26,500	1,732,040
Allegion PLC	19,225	2,508,094
†Builders FirstSource, Inc.	25,500	3,185,970
Carrier Global Corp.	182,561	11,574,367
Johnson Controls International PLC	148,689	11,911,476
Lennox International, Inc.	7,000	3,925,810
Masco Corp.	46,421	3,228,116
Trane Technologies PLC	49,575	16,702,809
		54,768,682
Capital Markets–3.19%
Ameriprise Financial, Inc.	21,282	10,302,829
Bank of New York Mellon Corp.	160,403	13,453,000
Blackrock, Inc.	32,291	30,562,786
Blackstone, Inc.	162,800	22,756,184
Cboe Global Markets, Inc.	22,900	5,182,041
Charles Schwab Corp.	378,325	29,615,281
CME Group, Inc.	79,153	20,998,499
FactSet Research Systems, Inc.	8,300	3,773,512
Franklin Resources, Inc.	67,456	1,298,528
Goldman Sachs Group, Inc.	69,186	37,795,620
Intercontinental Exchange, Inc.	127,130	21,929,925
Invesco Ltd.	107,539	1,631,367
KKR & Co., Inc.	149,200	17,249,012
LVIP SSGA S&P 500 Index Fund–1

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Capital Markets (continued)
MarketAxess Holdings, Inc.	8,800	$1,903,880
Moody's Corp.	34,442	16,039,295
Morgan Stanley	273,188	31,872,844
MSCI, Inc.	17,500	9,896,250
Nasdaq, Inc.	91,331	6,928,370
Northern Trust Corp.	42,784	4,220,641
Raymond James Financial, Inc.	40,050	5,563,345
S&P Global, Inc.	69,937	35,534,990
State Street Corp.	64,090	5,737,978
T. Rowe Price Group, Inc.	48,035	4,412,975
		338,659,152
Chemicals–1.32%
Air Products & Chemicals, Inc.	49,499	14,598,245
Albemarle Corp.	25,300	1,822,106
CF Industries Holdings, Inc.	37,490	2,929,844
Corteva, Inc.	153,427	9,655,161
Dow, Inc.	152,227	5,315,767
DuPont de Nemours, Inc.	91,849	6,859,283
Eastman Chemical Co.	26,527	2,337,294
Ecolab, Inc.	55,557	14,084,811
International Flavors & Fragrances, Inc.	55,504	4,307,665
Linde PLC	104,980	48,882,887
LyondellBasell Industries NV Class A	56,280	3,962,112
Mosaic Co.	72,847	1,967,597
PPG Industries, Inc.	51,456	5,626,714
Sherwin-Williams Co.	51,048	17,825,451
		140,174,937
Commercial Services & Supplies–0.61%
Cintas Corp.	75,432	15,503,539
†Copart, Inc.	194,700	11,018,073
Republic Services, Inc.	44,737	10,833,512
Rollins, Inc.	63,625	3,437,659
Veralto Corp.	55,867	5,444,239
Waste Management, Inc.	80,671	18,676,143
		64,913,165
Communications Equipment–0.89%
†Arista Networks, Inc.	228,700	17,719,676
Cisco Systems, Inc.	878,724	54,226,058
†F5, Inc.	13,296	3,540,326
Juniper Networks, Inc.	73,604	2,663,729
Motorola Solutions, Inc.	37,202	16,287,407
		94,437,196
Construction & Engineering–0.08%
Quanta Services, Inc.	32,787	8,333,800
		8,333,800
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction Materials–0.13%
Martin Marietta Materials, Inc.	13,600	$6,502,568
Vulcan Materials Co.	29,263	6,827,058
		13,329,626
Consumer Finance–0.58%
American Express Co.	122,550	32,972,077
Capital One Financial Corp.	84,130	15,084,509
Discover Financial Services	55,211	9,424,518
Synchrony Financial	84,968	4,498,206
		61,979,310
Consumer Staples Distribution & Retail–2.03%
Costco Wholesale Corp.	98,448	93,110,149
Dollar General Corp.	47,029	4,135,260
†Dollar Tree, Inc.	43,383	3,256,762
Kroger Co.	147,246	9,967,082
Sysco Corp.	109,818	8,240,743
Target Corp.	100,838	10,523,454
Walgreens Boots Alliance, Inc.	172,762	1,929,751
Walmart, Inc.	962,185	84,470,221
		215,633,422
Containers & Packaging–0.23%
Amcor PLC	322,008	3,123,478
Avery Dennison Corp.	17,243	3,068,737
Ball Corp.	63,556	3,309,361
International Paper Co.	116,601	6,220,663
Packaging Corp. of America	19,600	3,881,192
Smurfit WestRock PLC	108,318	4,880,809
		24,484,240
Distributors–0.08%
Genuine Parts Co.	30,341	3,614,827
LKQ Corp.	54,500	2,318,430
Pool Corp.	8,100	2,578,635
		8,511,892
Diversified Telecommunication Services–0.82%
AT&T, Inc.	1,590,040	44,966,331
Verizon Communications, Inc.	932,958	42,318,975
		87,285,306
Electric Utilities–1.62%
Alliant Energy Corp.	57,600	3,706,560
American Electric Power Co., Inc.	116,478	12,727,551
Constellation Energy Corp.	69,118	13,936,262
Duke Energy Corp.	170,648	20,813,937
Edison International	85,204	5,020,220
Entergy Corp.	93,344	7,979,979
Evergy, Inc.	51,999	3,585,331
Eversource Energy	79,974	4,967,185
LVIP SSGA S&P 500 Index Fund–2

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Exelon Corp.	221,556	$10,209,300
FirstEnergy Corp.	115,906	4,684,920
NextEra Energy, Inc.	454,232	32,200,506
NRG Energy, Inc.	43,855	4,186,398
PG&E Corp.	483,700	8,309,966
Pinnacle West Capital Corp.	24,883	2,370,106
PPL Corp.	165,998	5,994,188
Southern Co.	242,226	22,272,681
Xcel Energy, Inc.	126,577	8,960,386
		171,925,476
Electrical Equipment–0.72%
AMETEK, Inc.	50,500	8,693,070
Eaton Corp. PLC	87,617	23,816,929
Emerson Electric Co.	125,030	13,708,290
GE Vernova, Inc.	60,561	18,488,062
†Generac Holdings, Inc.	13,300	1,684,445
Hubbell, Inc.	12,200	4,037,102
Rockwell Automation, Inc.	24,590	6,353,564
		76,781,462
Electronic Equipment, Instruments & Components–0.57%
Amphenol Corp. Class A	264,628	17,356,950
CDW Corp.	29,400	4,711,644
Corning, Inc.	168,960	7,734,989
Jabil, Inc.	24,600	3,347,322
†Keysight Technologies, Inc.	37,900	5,676,283
TE Connectivity PLC	65,511	9,258,015
†Teledyne Technologies, Inc.	10,597	5,274,233
†Trimble, Inc.	52,400	3,440,060
†Zebra Technologies Corp. Class A	11,000	3,108,160
		59,907,656
Energy Equipment & Services–0.26%
Baker Hughes Co.	220,497	9,690,843
Halliburton Co.	199,437	5,059,717
Schlumberger NV	309,273	12,927,611
		27,678,171
Entertainment–1.46%
Electronic Arts, Inc.	53,579	7,743,237
†Live Nation Entertainment, Inc.	32,700	4,269,966
†Netflix, Inc.	94,900	88,497,097
†Take-Two Interactive Software, Inc.	36,500	7,564,625
TKO Group Holdings, Inc.	14,700	2,246,307
Walt Disney Co.	399,035	39,384,755
†Warner Bros Discovery, Inc.	500,613	5,371,577
		155,077,564
Financial Services–4.97%
Apollo Global Management, Inc.	98,800	13,529,672
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Financial Services (continued)
†Berkshire Hathaway, Inc. Class B	406,269	$216,370,744
†Corpay, Inc.	15,700	5,474,904
Fidelity National Information Services, Inc.	118,289	8,833,823
†Fiserv, Inc.	126,124	27,851,963
Global Payments, Inc.	57,645	5,644,598
Jack Henry & Associates, Inc.	16,100	2,939,860
Mastercard, Inc. Class A	180,020	98,672,562
†PayPal Holdings, Inc.	221,844	14,475,321
Visa, Inc. Class A	381,428	133,675,257
		527,468,704
Food Products–0.67%
Archer-Daniels-Midland Co.	106,423	5,109,368
Bunge Global SA	32,900	2,514,218
Campbell's Co.	46,050	1,838,316
Conagra Brands, Inc.	104,552	2,788,402
General Mills, Inc.	124,512	7,444,572
Hershey Co.	33,630	5,751,739
Hormel Foods Corp.	68,272	2,112,336
J.M. Smucker Co.	23,847	2,823,723
Kellanova	58,777	4,848,515
Kraft Heinz Co.	199,624	6,074,558
Lamb Weston Holdings, Inc.	33,600	1,790,880
McCormick & Co., Inc.	54,538	4,489,023
Mondelez International, Inc. Class A	286,008	19,405,643
Tyson Foods, Inc. Class A	61,450	3,921,125
		70,912,418
Gas Utilities–0.05%
Atmos Energy Corp.	34,900	5,394,842
		5,394,842
Ground Transportation–0.94%
CSX Corp.	425,812	12,531,647
JB Hunt Transport Services, Inc.	17,500	2,589,125
Norfolk Southern Corp.	49,832	11,802,709
Old Dominion Freight Line, Inc.	41,200	6,816,540
†Uber Technologies, Inc.	465,300	33,901,758
Union Pacific Corp.	134,502	31,774,753
		99,416,532
Health Care Equipment & Supplies–2.44%
Abbott Laboratories	382,280	50,709,442
†Align Technology, Inc.	15,800	2,509,988
Baxter International, Inc.	113,522	3,885,858
Becton Dickinson & Co.	64,413	14,754,442
†Boston Scientific Corp.	324,487	32,734,248
†Cooper Cos., Inc.	43,600	3,677,660
†Dexcom, Inc.	85,400	5,831,966
LVIP SSGA S&P 500 Index Fund–3

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Edwards Lifesciences Corp.	128,748	$9,331,655
GE HealthCare Technologies, Inc.	99,949	8,066,884
†Hologic, Inc.	50,100	3,094,677
†IDEXX Laboratories, Inc.	17,900	7,517,105
†Insulet Corp.	15,300	4,017,933
†Intuitive Surgical, Inc.	78,907	39,080,270
Medtronic PLC	282,096	25,349,147
ResMed, Inc.	32,100	7,185,585
†Solventum Corp.	32,370	2,461,415
STERIS PLC	22,300	5,054,295
Stryker Corp.	75,912	28,258,242
Zimmer Biomet Holdings, Inc.	43,290	4,899,562
		258,420,374
Health Care Providers & Services–2.37%
Cardinal Health, Inc.	52,561	7,241,329
Cencora, Inc.	38,178	10,616,920
†Centene Corp.	110,574	6,712,948
Cigna Group	61,502	20,234,158
CVS Health Corp.	279,042	18,905,096
†DaVita, Inc.	9,328	1,426,904
Elevance Health, Inc.	51,488	22,395,220
HCA Healthcare, Inc.	40,200	13,891,110
†Henry Schein, Inc.	27,800	1,904,022
Humana, Inc.	26,632	7,046,827
Labcorp Holdings, Inc.	18,747	4,363,177
McKesson Corp.	28,094	18,906,981
†Molina Healthcare, Inc.	13,100	4,315,009
Quest Diagnostics, Inc.	25,311	4,282,621
UnitedHealth Group, Inc.	204,046	106,869,092
Universal Health Services, Inc. Class B	13,300	2,499,070
		251,610,484
Health Care REITs–0.32%
Alexandria Real Estate Equities, Inc.	33,900	3,136,089
Healthpeak Properties, Inc.	160,323	3,241,731
Ventas, Inc.	94,695	6,511,228
Welltower, Inc.	134,701	20,637,540
		33,526,588
Hotel & Resort REITs–0.02%
Host Hotels & Resorts, Inc.	158,751	2,255,852
		2,255,852
Hotels, Restaurants & Leisure–2.08%
†Airbnb, Inc. Class A	95,100	11,360,646
Booking Holdings, Inc.	7,375	33,975,961
†Caesars Entertainment, Inc.	43,800	1,095,000
†Carnival Corp.	222,291	4,341,343
†Chipotle Mexican Grill, Inc.	300,600	15,093,126
Darden Restaurants, Inc.	25,430	5,283,337
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Domino's Pizza, Inc.	7,400	$3,399,930
†DoorDash, Inc. Class A	75,000	13,707,750
Expedia Group, Inc.	27,349	4,597,367
Hilton Worldwide Holdings, Inc.	53,800	12,242,190
Las Vegas Sands Corp.	75,300	2,908,839
Marriott International, Inc. Class A	50,927	12,130,811
McDonald's Corp.	157,918	49,328,846
†MGM Resorts International	46,900	1,390,116
†Norwegian Cruise Line Holdings Ltd.	100,100	1,897,896
Royal Caribbean Cruises Ltd.	55,300	11,360,832
Starbucks Corp.	249,406	24,464,234
Wynn Resorts Ltd.	21,950	1,832,825
Yum! Brands, Inc.	62,324	9,807,305
		220,218,354
Household Durables–0.31%
Dr. Horton, Inc.	65,174	8,285,571
Garmin Ltd.	33,924	7,365,918
Lennar Corp. Class A	53,643	6,157,143
†Mohawk Industries, Inc.	12,200	1,392,996
†NVR, Inc.	680	4,926,185
PulteGroup, Inc.	46,141	4,743,295
		32,871,108
Household Products–1.19%
Church & Dwight Co., Inc.	55,300	6,087,977
Clorox Co.	27,685	4,076,616
Colgate-Palmolive Co.	180,352	16,898,982
Kimberly-Clark Corp.	74,731	10,628,243
Procter & Gamble Co.	519,531	88,538,473
		126,230,291
Independent Power and Renewable Electricity Producers–0.10%
AES Corp.	151,515	1,881,816
Vistra Corp.	74,500	8,749,280
		10,631,096
Industrial Conglomerates–0.45%
3M Co.	120,383	17,679,447
Honeywell International, Inc.	144,072	30,507,246
		48,186,693
Industrial REITs–0.22%
Prologis, Inc.	205,822	23,008,841
		23,008,841
Insurance–2.38%
Aflac, Inc.	110,122	12,244,465
Allstate Corp.	58,772	12,169,918
American International Group, Inc.	131,144	11,401,660
Aon PLC Class A	47,654	19,018,235
LVIP SSGA S&P 500 Index Fund–4

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Insurance (continued)
Arch Capital Group Ltd.	83,000	$7,982,940
Arthur J Gallagher & Co.	55,600	19,195,344
Assurant, Inc.	11,616	2,436,456
Brown & Brown, Inc.	52,200	6,493,680
Chubb Ltd.	82,346	24,867,669
Cincinnati Financial Corp.	34,375	5,077,875
Erie Indemnity Co. Class A	5,400	2,262,870
Everest Group Ltd.	9,900	3,596,967
Globe Life, Inc.	19,779	2,605,290
Hartford Insurance Group, Inc.	64,889	8,028,716
Loews Corp.	38,908	3,576,034
Marsh & McLennan Cos., Inc.	107,969	26,347,675
MetLife, Inc.	127,915	10,270,295
Principal Financial Group, Inc.	48,333	4,077,855
Progressive Corp.	129,718	36,711,491
Prudential Financial, Inc.	79,225	8,847,848
Travelers Cos., Inc.	49,906	13,198,141
W.R. Berkley Corp.	65,650	4,671,654
Willis Towers Watson PLC	22,401	7,570,418
		252,653,496
Interactive Media & Services–6.08%
Alphabet, Inc. Class A	2,340,560	363,610,296
Match Group, Inc.	52,300	1,631,760
Meta Platforms, Inc. Class A	485,300	279,707,508
		644,949,564
IT Services–1.17%
Accenture PLC Class A	137,767	42,988,815
†Akamai Technologies, Inc.	32,203	2,592,341
Cognizant Technology Solutions Corp. Class A	109,916	8,408,574
†EPAM Systems, Inc.	12,100	2,042,964
†Gartner, Inc.	17,100	7,177,554
†GoDaddy, Inc. Class A	30,500	5,494,270
International Business Machines Corp.	203,863	50,692,573
†VeriSign, Inc.	17,887	4,540,973
		123,938,064
Leisure Products–0.02%
Hasbro, Inc.	30,584	1,880,610
		1,880,610
Life Sciences Tools & Services–1.00%
Agilent Technologies, Inc.	64,337	7,526,142
Bio-Techne Corp.	34,600	2,028,598
†Charles River Laboratories International, Inc.	12,200	1,836,344
Danaher Corp.	142,201	29,151,205
†IQVIA Holdings, Inc.	38,700	6,822,810
†Mettler-Toledo International, Inc.	4,700	5,550,277
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Life Sciences Tools & Services (continued)
Revvity, Inc.	27,475	$2,906,855
Thermo Fisher Scientific, Inc.	84,253	41,924,293
†Waters Corp.	13,316	4,907,878
West Pharmaceutical Services, Inc.	15,700	3,514,916
		106,169,318
Machinery–1.60%
Caterpillar, Inc.	106,281	35,051,474
Cummins, Inc.	30,457	9,546,442
Deere & Co.	56,300	26,424,405
Dover Corp.	29,751	5,226,656
Fortive Corp.	77,071	5,640,056
IDEX Corp.	16,100	2,913,617
Illinois Tool Works, Inc.	59,419	14,736,506
Ingersoll Rand, Inc.	89,481	7,161,164
Nordson Corp.	12,300	2,481,156
Otis Worldwide Corp.	89,480	9,234,336
PACCAR, Inc.	116,732	11,366,195
Parker-Hannifin Corp.	28,282	17,191,214
Pentair PLC	37,294	3,262,479
Snap-on, Inc.	11,575	3,900,891
Stanley Black & Decker, Inc.	34,140	2,624,683
Westinghouse Air Brake Technologies Corp.	38,509	6,983,607
Xylem, Inc.	52,773	6,304,262
		170,049,143
Media–0.50%
†Charter Communications, Inc. Class A	21,500	7,923,395
Comcast Corp. Class A	833,844	30,768,844
Fox Corp. Class A	78,585	4,343,013
Interpublic Group of Cos., Inc.	78,080	2,120,653
News Corp. Class A	108,190	3,023,052
Omnicom Group, Inc.	41,697	3,457,098
Paramount Global Class B	115,900	1,386,164
		53,022,219
Metals & Mining–0.32%
Freeport-McMoRan, Inc.	319,461	12,094,793
Newmont Corp.	250,332	12,086,029
Nucor Corp.	52,543	6,323,025
Steel Dynamics, Inc.	30,600	3,827,448
		34,331,295
Multi-Utilities–0.68%
Ameren Corp.	58,701	5,893,580
CenterPoint Energy, Inc.	148,135	5,366,931
CMS Energy Corp.	67,838	5,095,312
Consolidated Edison, Inc.	75,312	8,328,754
Dominion Energy, Inc.	184,652	10,353,438
DTE Energy Co.	45,592	6,304,006
LVIP SSGA S&P 500 Index Fund–5

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities (continued)
NiSource, Inc.	106,795	$4,281,412
Public Service Enterprise Group, Inc.	110,589	9,101,475
Sempra	140,976	10,060,047
WEC Energy Group, Inc.	71,358	7,776,595
		72,561,550
Office REITs–0.02%
BXP, Inc.	33,712	2,265,109
		2,265,109
Oil, Gas & Consumable Fuels–3.37%
APA Corp.	76,326	1,604,372
Chevron Corp.	370,916	62,050,538
ConocoPhillips	282,067	29,622,676
Coterra Energy, Inc.	168,096	4,857,974
Devon Energy Corp.	144,214	5,393,604
Diamondback Energy, Inc.	40,300	6,443,164
EOG Resources, Inc.	124,202	15,927,664
EQT Corp.	130,500	6,972,615
Expand Energy Corp.	46,500	5,176,380
Exxon Mobil Corp.	962,394	114,457,518
Hess Corp.	60,320	9,634,914
Kinder Morgan, Inc.	429,481	12,253,093
Marathon Petroleum Corp.	70,730	10,304,654
Occidental Petroleum Corp.	151,438	7,474,980
ONEOK, Inc.	137,177	13,610,702
Phillips 66	90,971	11,233,099
Targa Resources Corp.	48,900	9,802,983
Texas Pacific Land Corp.	4,200	5,564,958
Valero Energy Corp.	69,545	9,184,808
Williams Cos., Inc.	268,218	16,028,708
		357,599,404
Passenger Airlines–0.15%
Delta Air Lines, Inc.	142,200	6,199,920
Southwest Airlines Co.	130,981	4,398,342
†United Airlines Holdings, Inc.	72,000	4,971,600
		15,569,862
Personal Care Products–0.13%
Estee Lauder Cos., Inc. Class A	53,667	3,542,022
Kenvue, Inc.	418,171	10,027,741
		13,569,763
Pharmaceuticals–3.40%
Bristol-Myers Squibb Co.	450,866	27,498,317
Eli Lilly & Co.	174,628	144,227,011
Johnson & Johnson	533,952	88,550,600
Merck & Co., Inc.	557,481	50,039,495
Pfizer, Inc.	1,254,048	31,777,576
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Pharmaceuticals (continued)
Viatris, Inc.	253,051	$2,204,074
Zoetis, Inc.	99,821	16,435,528
		360,732,601
Professional Services–0.68%
Automatic Data Processing, Inc.	89,668	27,396,264
Broadridge Financial Solutions, Inc.	25,500	6,182,730
†Dayforce, Inc.	34,100	1,989,053
Equifax, Inc.	28,018	6,824,064
Jacobs Solutions, Inc.	27,834	3,364,852
Leidos Holdings, Inc.	30,600	4,129,164
Paychex, Inc.	70,376	10,857,610
Paycom Software, Inc.	11,400	2,490,672
Verisk Analytics, Inc.	31,600	9,404,792
		72,639,201
Real Estate Management & Development–0.15%
†CBRE Group, Inc. Class A	66,776	8,732,965
†CoStar Group, Inc.	92,600	7,336,698
		16,069,663
Residential REITs–0.29%
AvalonBay Communities, Inc.	30,848	6,620,598
Camden Property Trust	23,500	2,874,050
Equity Residential	73,842	5,285,610
Essex Property Trust, Inc.	13,900	4,261,323
Invitation Homes, Inc.	129,700	4,520,045
Mid-America Apartment Communities, Inc.	26,600	4,457,628
UDR, Inc.	69,400	3,134,798
		31,154,052
Retail REITs–0.28%
Federal Realty Investment Trust	16,200	1,584,684
Kimco Realty Corp.	153,145	3,252,800
Realty Income Corp.	193,700	11,236,537
Regency Centers Corp.	36,900	2,721,744
Simon Property Group, Inc.	67,148	11,151,940
		29,947,705
Semiconductors & Semiconductor Equipment–9.82%
†Advanced Micro Devices, Inc.	359,783	36,964,105
Analog Devices, Inc.	109,523	22,087,503
Applied Materials, Inc.	179,653	26,071,243
Broadcom, Inc.	1,038,850	173,934,656
†Enphase Energy, Inc.	31,800	1,973,190
†First Solar, Inc.	22,900	2,895,247
Intel Corp.	963,628	21,883,992
KLA Corp.	29,621	20,136,356
Lam Research Corp.	285,000	20,719,500
Microchip Technology, Inc.	118,806	5,751,398
Micron Technology, Inc.	244,559	21,249,732
LVIP SSGA S&P 500 Index Fund–6

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
Monolithic Power Systems, Inc.	11,000	$6,379,780
NVIDIA Corp.	5,425,800	588,048,204
NXP Semiconductors NV	55,800	10,605,348
†ON Semiconductor Corp.	94,600	3,849,274
QUALCOMM, Inc.	244,724	37,592,054
Skyworks Solutions, Inc.	37,100	2,397,773
Teradyne, Inc.	35,500	2,932,300
Texas Instruments, Inc.	200,924	36,106,043
		1,041,577,698
Software–9.70%
†Adobe, Inc.	97,000	37,202,410
†ANSYS, Inc.	19,000	6,014,640
†Autodesk, Inc.	47,403	12,410,105
†Cadence Design Systems, Inc.	61,100	15,539,563
†Crowdstrike Holdings, Inc. Class A	54,500	19,215,610
†Fair Isaac Corp.	5,300	9,774,048
†Fortinet, Inc.	140,300	13,505,278
Gen Digital, Inc.	117,925	3,129,730
Intuit, Inc.	62,040	38,091,940
Microsoft Corp.	1,646,988	618,262,825
Oracle Corp.	358,678	50,146,771
†Palantir Technologies, Inc. Class A	452,600	38,199,440
†Palo Alto Networks, Inc.	147,200	25,118,208
†PTC, Inc.	26,200	4,059,690
Roper Technologies, Inc.	23,864	14,069,737
Salesforce, Inc.	211,536	56,767,801
†ServiceNow, Inc.	45,400	36,144,756
†Synopsys, Inc.	34,000	14,580,900
†Tyler Technologies, Inc.	9,600	5,581,344
†Workday, Inc. Class A	47,000	10,975,910
		1,028,790,706
Specialized REITs–0.95%
American Tower Corp.	103,403	22,500,493
Crown Castle, Inc.	96,465	10,054,547
Digital Realty Trust, Inc.	69,000	9,887,010
Equinix, Inc.	21,642	17,645,804
Extra Space Storage, Inc.	46,400	6,889,936
Iron Mountain, Inc.	66,100	5,687,244
Public Storage	34,751	10,400,627
SBA Communications Corp.	23,300	5,126,233
VICI Properties, Inc.	229,900	7,499,338
Weyerhaeuser Co.	165,407	4,843,117
		100,534,349
Specialty Retail–1.92%
†AutoZone, Inc.	3,727	14,210,231
Best Buy Co., Inc.	44,877	3,303,396
†CarMax, Inc.	35,509	2,766,861
Home Depot, Inc.	220,385	80,768,899
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail (continued)
Lowe's Cos., Inc.	125,897	$29,362,957
†O'Reilly Automotive, Inc.	12,757	18,275,423
Ross Stores, Inc.	72,426	9,255,318
TJX Cos., Inc.	249,792	30,424,666
Tractor Supply Co.	119,000	6,556,900
†Ulta Beauty, Inc.	10,800	3,958,632
Williams-Sonoma, Inc.	27,200	4,300,320
		203,183,603
Technology Hardware, Storage & Peripherals–7.26%
Apple, Inc.	3,328,056	739,261,079
Dell Technologies, Inc. Class C	70,200	6,398,730
Hewlett Packard Enterprise Co.	286,676	4,423,411
HP, Inc.	211,176	5,847,464
NetApp, Inc.	44,943	3,947,793
Seagate Technology Holdings PLC	44,572	3,786,391
†Super Micro Computer, Inc.	114,000	3,903,360
†Western Digital Corp.	75,534	3,053,840
		770,622,068
Textiles, Apparel & Luxury Goods–0.31%
†Deckers Outdoor Corp.	33,600	3,756,816
†Lululemon Athletica, Inc.	24,700	6,991,582
NIKE, Inc. Class B	263,568	16,731,297
Ralph Lauren Corp.	8,872	1,958,405
Tapestry, Inc.	45,734	3,220,131
		32,658,231
Tobacco–0.73%
Altria Group, Inc.	375,201	22,519,564
Philip Morris International, Inc.	342,716	54,399,311
		76,918,875
Trading Companies & Distributors–0.27%
Fastenal Co.	127,206	9,864,825
United Rentals, Inc.	14,400	9,024,480
WW Grainger, Inc.	9,753	9,634,306
		28,523,611
Water Utilities–0.06%
American Water Works Co., Inc.	42,300	6,240,096
		6,240,096
Wireless Telecommunication Services–0.27%
T-Mobile U.S., Inc.	106,015	28,275,261
		28,275,261
Total Common Stock (Cost $2,725,157,539)		10,533,724,454

LVIP SSGA S&P 500 Index Fund–7

LVIP SSGA S&P 500 Index Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.62%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 4.29%)	66,519,589	$66,519,589
Total Money Market Fund (Cost $66,519,589)		66,519,589

TOTAL INVESTMENTS–99.90% (Cost $2,791,677,128)	$10,600,244,043
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.10%	10,179,246
NET ASSETS APPLICABLE TO 365,951,079 SHARES OUTSTANDING–100.00%	$10,610,423,289

†Non-income producing.

The following futures contracts were outstanding at March 31, 2025:
Futures Contract
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Equity Contract:
270	E-mini S&P 500 Index	$76,318,875	$76,425,317	6/20/25	$—	$(106,442)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2025.

Summary of Abbreviations:
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP SSGA S&P 500 Index Fund–8